Other Income - Additional Information (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of other income [line items]
Share of result from associates and joint ventures	€ 48	€ 136
Result on disposal of group companies		1
TMB Public Company Limited [member]
Disclosure of other income [line items]
Share of result from associates and joint ventures	€ 35	34
Appia Group [member]
Disclosure of other income [line items]
Result on disposal of group companies		€ 97